ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2017 (UNAUDITED)

                                          Principal/     Fair
                                            Shares/     Value
					  Contracts
INVESTMENTS - 101%

Convertible Preferred Stock - 12%
United States - 12%


Affiliated Managers Group,Inc. 5.150%     24,062    $1,484,325
   Due 10-15-37
Bunge Limited 4.875%			  18,800     1,955,200
Cowen Group, Inc. 5.625%                   1,020       943,500
Iridium Communications 6.750%              1,925       704,069
Iridium Communications 7.000%              3,800       444,125
Schulman (A.) Inc. 6.000%                  1,000       900,000

Total Convertible Preferred Stock
(cost $5,723,014)                                    6,431,219

Convertible Bonds - 80%
Cayman Islands-1%
Theravance Biopharma 3.250%
  Due 11-01-23                            500,000      613,444

China-2%
Ctrip.com International, Ltd. 1.990%
  Due 07-01-25                            855,000    1,038,291

Ghana-1%
Tullow Oil (Reg S) 6.625%
  Due 07-12-21 (e)                        200,000      234,000

Germany-4%
Siemens AG (Reg S)                      2,000,000    2,411,000
  1.650% Due 08-16-19 (e)

Israel-2%
Teva Pharm (Series C) 0.250%              820,000      741,075
   Due 02-01-26 (d)

Mexico- 1%
Cemex S.A. 3.750% Due 03-15-18            100,000      114,310
Cemex S.A. 3.720% Due 03-15-20            490,000      550,944

       Total Mexico                                    665,254

United Kingdom- 2%
Janus Capital Group, Inc. 0.750%          800,000    1,242,000
   Due 07-15-18 (d)


United States - 67%
Air Lease Corporation 3.875%              400,000      608,000
   Due 12-01-18
Altaba 0.000%                             400,000      520,420
   Due 12-01-18 (c)
Amyris 6.500%                           1,200,000      870,000
   Due 05-15-19
Arbor Realty Trust 6.500%                  45,000       47,869
   Due 10-01-19
Arconic, Inc. 1.625% 		        1,550,000    1,731,234
   Due 10-15-19
Atlas Air Worldwide Holdings 1.875%       415,000      528,627
   Due 06-01-24
BioMarin Pharmaceutical Inc. 1.500%       710,000      854,671
   Due 10-15-20
Carriage Services 2.750%                  690,000      864,656
   Due 03-15-21
Chesapeake Energy Corporation (144A)      135,000      124,288
   5.500% Due 09-15-26 (b)
Ciena Corporation 3.750%                  440,000      539,297
   Due 10-15-18
Ciena Corporation 4.000%                   50,000       66,312
   Due 12-15-20
Cinedigm Corporation (144A)               549,000      264,728
   5.500% Due 04-15-35 (b)
Citrix Systems, Inc.                      940,000    1,095,100
   0.500% Due 04-15-19 (d)
Corenergy Infrastructure Trust            600,000      692,250
   7.000% Due 06-15-20 (d)
Dycom Industries, Inc. 0.750%             900,000    1,024,470
   Due 09-15-21 (d)
Euronet Worldwide, Inc 1.500%             840,000    1,138,502
   Due 10-01-44
Flexion Therapeutics (144A) 3.375%        700,000      788,812
   Due 05-01-24(b)
Global Eagle Entertainment, Inc. 2.750%   225,000      148,500
   Due 02-15-35
Green Plains 4.125%                       950,000      978,839
   Due 09-01-22
Greenbrier Companies 3.500%               220,000      302,775
   Due 04-01-18
Greenbrier Companies (144A) 2.875%        500,000      565,000
   Due 02-01-24 (b)
Harmonic, Inc. 4.000%                   1,210,000    1,072,362
   Due 12-01-20 (d)
Horizon Global 2.750%                     320,000      332,599
   Due 07-01-22
Intel Corporation 3.250%                1,100,000    2,023,811
   Due 08-01-39 (d)
InterDigital, Inc. 1.500%                 890,000    1,044,682
   Due 03-01-20
Johnson & Johnson                         580,000    1,036,750
   0.000% Due 07-28-20 (c)
Liberty Media Corporation 1.375%        1,500,000    1,817,850
   Due 10-15-23
Medicines Company 2.750%                  800,000      841,000
   Due 07-15-23
Microchip Technology, Inc. (144A)       1,250,000    1,521,250
   1.625% Due 02-15-27 (b)
Molina Healthcare, Inc. 1.625%            520,000      652,656
   Due 08-15-44
NantHealth (144A) 5.500%                1,130,000      813,600
   Due 12-15-21 (b)
Neurocrine Biosciences (144A) 2.250%      620,000      707,962
   Due 05-15-24 (b)
Oasis Petroleum 2.625%                    770,000      824,671
   Due 09-15-23
Palo Alto Networks, Inc. 0.000%           620,000      853,678
   Due 07-01-19 (c)
PDL BioPharma, Inc. 2.750%                537,000      586,001
   Due 12-01-21
Pernix Therapeutics Holdings (144A)       530,000      220,169
   4.250% Due 04-01-21 (b)
PRA Group, Inc. (144A) 3.500%             870,000      799,312
   Due 06-01-23 (b)
Priceline.com 0.900%                    1,100,000    1,267,181
   Due 09-15-21
Restoration Hardware Holdings, Inc.     1,050,000      903,545
   Due 07-15-20 (c)
RPM International, Inc. 2.250%            460,000      529,575
   Due 12-15-20
Square (144A) 0.375%                      300,000      422,215
   Due 03-01-22 (b)
Synaptics (144A) 0.500%                   600,000      550,740
   Due 06-15-22 (b)
TerraVia Holdings 6.000%                  180,000       23,400
   Due 02-01-18 (a)
TerraVia Holdings 5.000%                  690,000       89,700
   Due 10-01-19 (a)
Trinity Industries, Inc 3.875%            950,000    1,282,547
   Due 06-01-36
Vitamin Shoppe, Inc. 2.250%               750,000      559,687
   Due 12-01-20
Workday, Inc. 1.500%                      680,000      955,134
   Due 07-15-20
Workday, Inc. (144A) 0.250%               200,000      199,650
   Due 10-01-22 (b)
World Wrestling Entertainment (144A)      600,000      690,375
   3.375% Due 12-15-23 (b)

        Total United States                         36,376,452

Total Convertible Bonds (cost $40,744,165)          43,321,516

Common Stock - 7%
Bahamas - 2%
Vedanta Resources                         162,493      948,995

China-0%
Emerald Plantation Holdings (c)           180,362       18,036

United States - 5%
Cinedigm Corp (c)                          11,511       16,691
Cumulus Media, Inc. (c)                   204,759       65,523
Emmis Communication (c)                   206,500      691,775
School Specialty, Inc. (c)                 47,439      794,603
Urban One Class D (c)                     680,000    1,139,000


      Total United States                            2,707,592

      Total Common Stock (cost $7,656,350)           3,674,623


WARRANTS - 2%
United States - 2%
Ashland Global Holdings, Inc.,
  $1,000 strike price,
  expire 3-31-29 (c)                        2,260       21,218
Bank of America, $13.30 strike price
   expire 01-16-19 (c)                     50,000      662,000
Hostess Brand, $11.50 strike price
   expire 11-14-21 (c)                    164,670      335,927

      Total Warrants(cost $569,680)                  1,019,145

Put Options-0%
United States-0%
Pernix Therapeutics, $7.50 put price,
  expire 11-17-17 (c)                          55       25,025

     Total Put Options (cost $26,730)                   25,025

Other Assets-0%
United States-0%
MIG, LLC Senior Secured Notes 17.50%    5,158,766       30,953
  Due 12-31-16 (a)

     Total Other Assets (cost $0)                       30,953

Escrow-0%
China-0%
Sino Forest Corporation escrow          1,180,000        2,950

     Total Escrow (cost $8,867)                          2,950

TOTAL INVESTMENTS (cost $54,728,806)                54,505,431


SECURITIES SOLD SHORT -(4%)
Common Stock - (4%)
United States- (4%)
Bank of America                            (45,200) (1,145,368)
Iridium Communications, Inc.               (64,402)   (663,341)
PDL Biopharma, Inc.                       (112,750)   (382,222)
Pernix Therapeutics Holdings               (23,500)    (74,025)

          Total Common Stock (proceeds $2,103,944)  (2,264,956)

TOTAL SECURITIES SOLD SHORT                         (2,264,956)
      (proceeds $2,103,944)


(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of September 30, 2017.

See notes to financial statements.             (concluded)

FAIR VALUE MEASUREMENTS
FASB ASC Topic 820, Fair Value Measurement ("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - quoted prices in active markets for identical securities
	Level 2 - other significant observable inputs
        (including quoted prices for similar securities,
         interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments as of September 30, 2017:

                  Level 1      Level 2      Level 3      Total

Convertible
Preferred Stock	  $0           $6,431,219          $0   $6,431,219
Convertible Bonds  0           43,321,516           0   43,321,516
Common Stock       1,912,989      812,639     948,995    3,674,623
Warrants           997,927              0      21,218    1,019,145
Put Options        25,025               0           0       25,025
Other Assets       0                    0      30,953       30,953
Escrow             0                    0       2,950        2,950
Total Investments $2,935,941  $50,565,374  $1,004,116  $54,505,431


The following table summarizes the Fund's common stock industry concentrations as of September 30, 2017:

                         Level 1  Level 2   Level 3      Total

Cable & Satellite TV     757,298        0         0    757,298
Metals/Mining
Excluding Steel                0        0   948,995    948,995
Media Content          1,139,000        0         0  1,139,000
Paper & Forest
Products                       0   18,036         0     18,036
Retail - Specialty             0  794,603         0    794,603
Software Services        $16,691       $0        $0    $16,691
Total Common Stock    $1,912,989 $812,639  $948,995 $3,674,623


The following table summarizes the inputs used to value the Fund's securities sold short as of September 30, 2017:

                        Level 1   Level 2     Level 3      Total

Common Stock
Banking              $1,145,368        $0          $0  $1,145,368
Biotechnology           382,222         0           0     382,222
Pharmaceuticals          74,025         0           0      74,025
Telecom - Satellite     663,341         0           0     663,341
Total securities
sold short           $2,264,956        $0          $0  $2,264,956



The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                          Bonds   Stock   Warrants   Other  Escrow
                                                    Assets
Balance as of
  December 31, 2016  $1,547,630 $882,128    $9,975      $0  $2,950
Realized gain (loss) (2,850,227)       0         0       0       0
Net change in
  appreciation
 (depreciation)       1,333,550   66,867    11,243       0       0
Purchases                     0        0         0       0       0
Sales/return of capital       0        0         0       0       0
Transfers into Level 3        0        0         0  30,953       0
Transfers out of
Level 3                 (30,953)       0         0       0       0
Balance as of
  September 30, 2017         $0 $948,995   $21,218 $30,953  $2,950




For the nine months ended September 30, 2017, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Common                 Other
Stock     Warrants    Assets   Escrow

  $0       $11,243       $0       $0


The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the nine months ended
September 30, 2017, there were no transfers between Levels 1, 2 and 3.

FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of September 30, 2017. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

Description    Fair Value as of     Valuation   Unobservable Amount/
Assets:      September 30, 2017     Technique   Inputs         Range
Common Stock           $948,995	  Discount to   Liquidity 	50%
                                   comparable   discount
                                   securities

Warrants                $21,218    Discount to   Liquidity       50%
                                  Black-Sholes   discount
                                 pricing model
Other Assets            $30,953 Residual value
Escrow                   $2,950   Broker quote



The significant unobservable input used in the fair value measurement of the Fund's Level 3 convertible bonds is a discount for lack of liquidity. A significant and reasonable increase or decrease in the liquidity discount would result in a significant decrease or increase in the fair value measurement.

The valuation process of Level 3 securities follows the valuation of investments policy as disclosed in footnote 2.

DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the nine months ended September 30, 2017, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of September 30, 2017 was $1,019,145 and is included in investments of the schedule of investments.

During the nine months ended September 30, 2017, the Fund held call options which are considered derivative instruments under Topic 815. Call options are an agreement that gives the Fund the right (but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options. The Fund did not hold any call options as of September 30, 2017.

As of and during the nine months ended September 30, 2017, the Fund held put options which are considered derivative instruments under Topic 815. Put options are an agreement that gives the Fund the right (but not the obligation) to sell a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of put options. The fair value of put options as of September 30, 2017 was $25,025 and is included in investments of the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations. The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the nine months ended September 30, 2017:

                                                    Change in
                                                   Unrealized
                          Net Realized           Appreciation
Derivative                Gain (Loss)           (Depreciation)
Warrants                 $(1,778,336)              $2,183,841
Call options                 $23,940                       $0
Put options                 (700,521)                 529,958
                         $(2,454,917)              $2,713,799


The following table summarizes derivative transactions for the nine months ended September 30, 2017:

                                                     Put
                                   Warrants         Options
Held as of December 31, 2016      1,042,440          475
Purchased                           164,670          320
Sold/excercised                    (990,180)        (740)

Held as of September 30, 2017       216,930           55


FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the nine months ended September 30, 2017, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.

INCOME TAXES
At September 30, 2017, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on Schedule of Investments        $54,728,806
Amortization and accretion cost adjustments
 not included in tax cost basis                           640,757
Contingent payment debt instrument cost
 adjustments for tax purposes                             645,017
Market discount bond cost adjustments
 for tax purposes                                          27,955

Cost of investments for tax purposes                  $56,042,535

Proceeds of securities sold short on
Schedule of Investments                                $2,103,994

Gross tax unrealized appreciation                      $5,475,080
Gross tax unrealized depreciation                      (7,173,194)

Net tax unrealized depreciation on investments        $(1,698,114)